GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]
8. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are incurred to support the administration of the business that are not directly related to production. Significant components of general and administrative expenses are comprised of the following:

	Year Ended December 31,
	2022	2021
Corporate administration	$9,001	$7,806
Salaries and benefits	16,387	11,636
Audit, legal and professional fees	7,683	4,619
Filing and listing fees	805	506
Directors fees and expenses	867	826
Depreciation	1,629	1,670
	$36,372	$27,063